Income tax (“IR”) and social contribution (“CSL”)	9 Months Ended
Sep. 30, 2021
Income tax (“IR”) and social contribution (“CSL”)

20 Income tax (“IR”) and social contribution (“CSL”)

(a) Amounts recognized in profit and loss

	Sep/2021	Sep/2020

Profit (loss) before IR and CSL	15,808,338	(11,712,641)

IR and CSL at the rate of 34%	(5,374,835)	3,982,298

Permanent adjustments to the IR and CSL calculation basis
IR and CSL on equity in results of investees	(373)	6,764
Thin capitalization	(205,356)	(518,410)
Tax benefits (Sudene e PAT) (i)	541,227
Difference of rate applicable to each country	1,717,032	608,585
Non-incidence of IRPJ/CSL on SELIC update of tax indebits, refer note (d)	473,264
Other permanent adjustments	(62,821)	(259,427)

Effect of IR and CSL on results of operations	(2,911,862)	3,819,810

Breakdown of IR and CSL:

Current IR and CSL expense
Current year	(2,343,571)	(295,236)
	(2,343,571)	(295,236)

Deferred IR and CSL expense
Origination and reversal of temporary differences	(463,052)	1,534,900
Tax losses (IR) and negative base (CSL)	(105,239)	2,580,146
	(568,291)	4,115,046

Total	(2,911,862)	3,819,810

Effective rate	18.4%	32.6%

(i)	SUDENE is a tax benefits granted by the Brazilian Government to the companies. The tax benefit granted by the Northeast Development Department (SUDENE) is calculated based on the profit from exploration of the incentivized activity, with a period of utilization of 10 years. The Worker's Food Program (PAT) is a tax incentive program to companies that provide food to workers based on criteria established by the Ministry of Labor.

(b) Deferred income tax and social contribution

Asset	Sep/2021	Dec/2020
Tax losses (IR) and negative base (CSL)	3,169,959	3,278,184
Goodwill amortized	2,550	6,520
Exchange variations	3,998,264	3,817,615
Temporary adjustments	4,832,523	4,996,337
Business combination	34,216	56,211
Tax credits		77,032
Other	31,973	45,366
	12,069,485	12,277,265

Liability
Amortization of goodwill based on future profitability	722,352	722,222
Tax depreciation	4,018,573	3,737,169
PIS/COFINS credit - exclusion of ICMS from the calculation basis	331,479
Temporary adjustments	148,301	158,232
Business combination	957	1,302
Present value adjustment and amortized cost	90,097	79,920
Amortization of fair value adjustments on the assets from the acquisiton of Braskem Qpar	244,038	279,321
Other	3,860	3,525
	5,559,657	4,981,691

(c) Offset for the purpose of presentation in the consolidated statement of financial position

		Sep/2021
	Headquarters
	(Country)	Tax calculation	Offsetting	Balance

Assets
Braskem S.A.	Brazil	8,467,762	(2,506,891)	5,960,871
Braskem Argentina	Argentina	2,313		2,313
Braskem America	USA	370,996	(370,996)
Braskem Alemanha	Germany	51,465		51,465
Braskem Chile	Chile	319		319
Braskem Idesa	Mexico	3,109,438	(1,418,458)	1,690,980
Braskem Idesa Serviços	Mexico	1,087		1,087
Braskem México Serviços	Mexico	1,871		1,871
Cetrel	Brazil	24,249	(5,030)	19,219
DAC	Brazil	39,985	(1,754)	38,231
		12,069,485	(4,303,129)	7,766,356

Liabilities
Braskem S.A	Brazil	2,506,891	(2,506,891)
Braskem America	USA	1,627,524	(370,996)	1,256,528
Braskem Idesa	Mexico	1,418,458	(1,418,458)
Cetrel	Brazil	5,030	(5,030)
DAC	Brazil	1,754	(1,754)
		5,559,657	(4,303,129)	1,256,528

		Dec/2020
	Headquarters
	(Country)	Tax calculation	Offsetting	Balance

Assets
Braskem S.A.	Brazil	8,626,703	(2,090,002)	6,536,701
Braskem Argentina	Argentina	2,850		2,850
Braskem America	USA	293,942	(293,942)
Braskem Alemanha	Germany	47,277		47,277
Braskem Chile	Chile	287		287
Braskem Idesa	Mexico	3,213,624	(1,356,693)	1,856,931
Braskem Idesa Serviços	Mexico	14,765		14,765
Braskem México Serviços	Mexico	8,503		8,503
Cetrel	Brazil	23,645	(5,269)	18,376
DAC	Brazil	45,669	(1,387)	44,282
		12,277,265	(3,747,293)	8,529,972

Liabilities
Braskem S.A	Brazil	2,090,002	(2,090,002)
Braskem America	USA	1,528,340	(293,942)	1,234,398
Braskem Idesa	Mexico	1,356,693	(1,356,693)
Cetrel	Brazil	5,269	(5,269)
DAC	Brazil	1,387	(1,387)
		4,981,691	(3,747,293)	1,234,398

(d) Realization of deferred tax assets

In the period ended September 30, 2021, the Company did not identify any events or circumstances that would indicate that the book value of such deferred taxes exceeds their recoverable amount.

(e) Exemption of IRPJ/CSL on inflation adjustment by Selic (economy´s basic interest rate) of undue tax payments

In July 2010, the Company and the merged companies in previous years, filed lawsuits claiming exception from the levying IRPJ and CSL on amounts they received as interest on late payment, since they do not represent any equity increase. The claims cover the periods as from calendar year 2005.

In view of the decision of the Federal Supreme Court ("STF"), on September 24, 2021, stating that “the levying of IRPJ and CSL on amounts updated by the Selic rate, received due to repetition of undue tax payments, is unconstitutional”, in the third quarter of 2021, the Company recorded tax credits of R$473 million in the profit and loss, which increased income tax recoverable by R$137 million and reduced by R$31 million and R$305 million the balances of current income tax payable and deferred tax liabilities, respectively.

The lawsuit filed by the Company, which is broader than the object of the leading case, was forwarded to a review hearing and is awaiting inclusion in the trial agenda.